Consolidated Statements of Shareholders' Equity - JPY (¥) ¥ in Thousands	Common Stock [Member]	Capital Surplus [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2023	¥ 100,000	¥ 620,516	¥ 148,392	¥ 320,161	¥ (2,539)	¥ (10,047)	¥ 1,176,483
Balance, shares at Mar. 31, 2023	20,374,500						20,374,500
Balance, shares at Mar. 31, 2023					23,658
Net income				323,605			¥ 323,605
Share issuance upon initial public offering, net of issuance costs	¥ 135,001	135,001					¥ 270,002
Share issuance upon initial public offering, net of issuance costs, shares	1,277,610						1,277,610
Other comprehensive income (loss)						(7,273)	¥ (7,273)
Purchase of treasury shares, shares
Balance at Mar. 31, 2024	¥ 235,001	755,517	148,392	643,766	¥ (2,539)	(17,320)	¥ 1,762,817
Balance, shares at Mar. 31, 2024	21,652,110						21,652,110
Balance, shares at Mar. 31, 2024					23,658
Net income				753,621			¥ 753,621
Share issuance upon initial public offering, net of issuance costs	¥ 689,816	689,816	(386,507)				¥ 993,125
Share issuance upon initial public offering, net of issuance costs, shares	2,000,000						2,000,000
Other comprehensive income (loss)						7,656	¥ 7,656
Purchase of treasury shares, shares
Balance at Mar. 31, 2025	¥ 924,817	1,445,333	(238,115)	1,397,387	¥ (2,539)	(9,664)	¥ 3,517,219
Balance, shares at Mar. 31, 2025	23,652,110						23,652,110
Balance, shares at Mar. 31, 2025					23,658
Net income				759,961			¥ 759,961
Share issuance upon initial public offering, net of issuance costs, shares
Other comprehensive income (loss)						6,295	¥ 6,295
Purchase of treasury shares					¥ (2,222)		¥ (2,222)
Purchase of treasury shares, shares					17,582		17,582
Stock-based compensation			12,709				¥ 12,709
Payment for dividend				(78,703)			(78,703)
Balance at Mar. 31, 2026	¥ 924,817	¥ 1,445,333	¥ (225,406)	¥ 2,078,645	¥ (4,761)	¥ (3,369)	¥ 4,215,259
Balance, shares at Mar. 31, 2026	23,652,110						23,652,110
Balance, shares at Mar. 31, 2026					41,240